Employee Benefit Plans (FY) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Minimum employee contribution amount, percentage of gross compensation	1.00%
Maximum employee contribution amount, percentage of gross compensation	100.00%
Employee matching contribution, percentage of employee gross compensation	4.00%
Plan expense	$ 457,000	$ 508,000	$ 508,000